Events after the reporting date (Details) - KDDI Corporation - Entering into significant commitments or contingent liabilities	Jun. 09, 2026 USD ($) shares $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares) | shares	28,536,516
Share price per share (in USD per share) | $ / shares	$ 2.28
Subscription receivable | $	$ 65,063,256
Coincheck Parent
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate	14.90%